Commitments And Contingencies (Schedule Of Minimum Rental Payments For Operating Leases) (Details) $ in Thousands	Jan. 02, 2016 USD ($)
Commitments And Contingencies [Abstract]
2016	$ 10,552
2017	9,263
2018	6,481
2019	2,684
2020	$ 987
Thereafter
Total	$ 29,967